COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Lease and Other Commitments

        In December 2008, the Company signed an agreement for a ten-year lease of office space in Moscow. In April 2011, the Company entered into two more lease agreements to increase the size of its rented office space located in its headquarters complex in Moscow for the remaining period of the original lease. In April 2014, the Company further extended its headquarters complex signing a seven-year lease agreement for additional office space and extending the existing rent agreements to 2021.

        As of December 31, 2015, future minimum lease payments due under the Moscow leases and other non-cancellable operating leases for more than one year are as follows:

Payments due in the years ending December 31,	Moscow headquarters lease	Other leases	Total	Total
	RUB	RUB	RUB	$
2016	4,383	529	4,912	67.3
2017	4,529	354	4,883	67.0
2018	4,867	268	5,135	70.5
2019	5,380	130	5,510	75.6
2020 and thereafter	6,638	64	6,702	92.0

Total	25,797	1,345	27,142	372.4

        For the purposes of the disclosure above, the Company assumed no changes in the rented space or rental price specified in existing rental agreements as of the reporting date.

        For the years ended December 31, 2013, 2014 and 2015, rent expenses under operating leases totaled approximately RUB 1,790, RUB 2,674 and RUB 4,372 ($60.0), respectively.

        Additionally, the Company has entered into purchase commitments for other goods and services and acquisition of businesses, which total RUB 3,599 ($49.4) in 2016, RUB 1,090 ($15.0) in 2017, RUB 1,565 ($21.5) in 2018, RUB 938 ($12.9) in 2019, RUB 832 ($11.4) in 2020 and RUB 772 ($10.6) thereafter.

Legal Proceedings

        In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement. The Company believes that its liability, if any, in all such pending litigation, other legal proceedings or other matters will not have a material effect upon its financial condition, results of operations or the liquidity of the Company.

Environment and Current Economic Situation

        Emerging markets such as Russia are subject to different risks than more developed markets, including economic, political and social, and legal and legislative risks. Laws and regulations affecting businesses in Russia continue to change rapidly, tax and regulatory frameworks are subject to varying interpretations. The future economic direction of Russia is heavily influenced by the fiscal and monetary policies adopted by the government, together with developments in the legal, regulatory, and political environment.

        In particular, taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. In addition to the obligations shown in the lease commitments section above, approximately RUB 37.0 ($0.5) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 10). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUB 5 ($0.1) and interest of RUB 11 ($0.2). As of December 31, 2015, except for the income tax contingencies described above, the Company accrued RUB 155 ($2.1) for contingencies related to non-income taxes. Additionally, the Company has identified possible contingencies related to non-income taxes, which are not accrued. Such possible non-income tax contingencies could materialize and require the Company to pay additional amounts of tax. As of December 31, 2015, the Company estimates such contingencies related to non-income taxes to be up to approximately RUB 80 ($1.1).

        Because Russia produces and exports large volumes of oil and gas, its economy is particularly sensitive to the price of oil and gas on the world market. During 2014-2015 and then in the first quarter of 2016, the oil price decreased significantly, which led to substantial decrease of the Russian ruble exchange rate.

        Starting from 2014, sanctions have been imposed in several packages by the U.S. and the E.U. on certain Russian officials, businessmen and companies. Although neither our parent company nor our main operating subsidiary are targets of sanctions, Yandex.Money was subjected to U.S. sectoral sanctions due to Sberbank owing 75% (less one ruble) of the total participation interest in PS Yandex.Money LLC.

        In the first quarter of 2015 two international credit agencies downgraded Russia's long-term foreign currency sovereign rating to the speculative level with the negative outlook.

        The above mentioned events have led to reduced access of the Russian businesses to international capital markets, increased inflation, economic recession and other negative economic consequences. The impact of further economic developments on future operations and financial position of the group is at this stage difficult to determine.

        In 2015, certain restrictions were introduced on the operations of Turkish companies in Russia. Although these actions do not limit the Company's operations in Turkey, if Turkey adopts reciprocal measures that affect Russian companies, such measures could materially adversely affect the Company's operations in Turkey.